(2) Significant Accounting Policies: Geographical Information: Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012 Scenario, Previously Reported	Sep. 30, 2011 Scenario, Previously Reported
Revenues United States of America					$ 14,075,140	$ 14,499,613
Revenues Latin American Countries					2,450,984	2,533,483
Revenues Cabribbean and Commonweaths					3,217,651	912,504
Other Foreign Countries					47,717	16,203
Revenue, Net	$ 2,685,214	$ 2,999,706	$ 13,081,610	$ 10,116,610	$ 19,791,492	$ 17,961,803